Inventories net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Inventories
Raw materials	$ 3,640,861	$ 3,635,548
Less: allowance for inventories	0	(306,204)
Total	$ 3,640,861	$ 3,329,344